FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000


                        October 3, 1995





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.
Attention:   File Room



Re:          Fidelity Puritan Trust (the trust):

             Fidelity Balanced Fund

             Fidelity Global Balanced Fund

             Fidelity Low-Priced Stock Fund

             Fidelity Puritan Fund (the funds)

             File Nos. 2-11884 and 811-649

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,




                           /s/Arthur S. Loring
                              Arthur S. Loring

                             Secretary